Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2020
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Summary Of Compensation of key management personnel of the Group
The remuneration of key management personnel of the Group is set out below in aggregate:

	Year ended December 31,
	2020	2019	2018
	£’000s	£’000s	£’000s
Short-term benefits	4,479	3,488	3,176
Post-employment benefits	144	64	60
IFRS 2 share-based payment charge	875	1,152	1,470

Total compensation paid to key management personnel	5,498	4,704	4,706